[DECHERT LLP LETTERHEAD]

May 14, 2003

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	TCW Premier Funds (the “Trust”)

(File Nos. 333-96757 and 811-21164)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of a form of the Trust’s Prospectus and Statement of Additional Information under Rule 497(c) under the Securities Act of 1933, as amended (the “Act”), I hereby certify, pursuant to Rule 497(j) under the Act: (1) that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from those contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”), which was filed on May 9, 2003; and (2) that the text of the Registration Statement was filed electronically with the U.S. Securities and Exchange Commission.

If you have any questions, please contact the undersigned at 949.442.6040 or Kevin Cahill at 949.442.6051.

     Sincerely,

/s/	J. Stephen King, Jr.
J. Stephen King, Jr.